Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of significant components of the provision for income taxes

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Current income tax	$306,115	$522,627
Deferred income tax benefit	(91,447)	(121,226)
Income tax expenses	$214,668	$401,401

Schedule of deferred tax assets

	As of	As of
	June 30, 2024	December 31, 2024
	(Unaudited)
Allowance for doubtful accounts	$1,447,917	$1,354,590
Net operating loss carryforwards	434,339	404,920
Valuation allowance	(576,764)	(550,821)
Deferred tax assets, net	$1,305,492	$1,208,689

Schedule of taxes payable

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
VAT taxes payable	$1,562,849	$1,421,831
Income taxes payable	6,315,310	5,982,737
Other taxes payable	—	4,106
Totals	$7,878,159	$7,408,674

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of significant components of the provision for income taxes

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

Current income tax	$1,428,438	$1,357,135	$1,119,640
Deferred income tax (benefit) expense	(966,395)	46,745	33,323
Income tax expenses	$462,043	$1,403,880	$1,152,963

Schedule of deferred tax assets

	December 31, 2024	December 31, 2023

Allowance for doubtful accounts	$1,354,590	$400,704
Net operating loss carryforwards	404,920	334,805
Valuation allowance	(550,821)	(482,627)
Deferred tax assets, net	$1,208,689	$252,882

Schedule of taxes payable

	December 31, 2024	December 31, 2023

VAT taxes payable	$1,421,831	$775,847
Income taxes payable	5,982,737	4,633,460
Other taxes payable	4,106	14,648
Totals	$7,408,674	$5,423,955

Schedule of effective tax rate

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022

China statutory income tax rate	25.0%	25.0%	25.0%
Preferential tax rate reduction	(12.1%)	(8.8%)	(7.6%)
Change in valuation allowance	9.0%	0.4%	0.5%
Permanent difference*	2.8%	0.1%	0.1%
Effective tax rate	24.7%	16.7%	18.0%

*	Permanent difference mainly consisted of the meal and entertainment expenses which is partially non-deductible under PRC income tax law.